OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Income tax recoverable and installments	$ 23.1	$ 18.3
Tax credits recoverable	118.8	116.8
Advances and deposits	53.1	50.5
Other long-term advances	15.2	13.5
Other non-financial assets	210.2	199.1
Current	119.4	149.9
Non-current	$ 90.8	$ 49.2